Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Organization [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company, its Taiwan branch, and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Certain amounts in the prior year’s consolidated financial statements and notes have been revised to conform to the current year presentation. These reclassifications had no impact on the reported results of operations and cash flows.

Foreign Currency Translation

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollar (“USD”), which is the reporting currency of the Company. The functional currency of Cordyceps Sunshine HK is Hong Kong dollar (“HKD”). The functional currency of Chengdu Skyherb is Renminbi (“RMB”). The functional currency of Cordyceps Sunshine Taiwan Branch is New Taiwan dollar (“TWD”).

The Company maintains its books and record in its functional currency. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. The resulting exchange differences are recorded in the statements of operations.

The reporting currency of the Company is the United States Dollars (“US$”), and the accompanying consolidated financial statements have been expressed in US$. In accordance with ASC Topic 830- 30, “Translation of Financial Statements”, assets and liabilities of the Company whose functional currency is not US$ are translated into US$, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from the translation of financial statements are recorded as a separate component of accumulated other comprehensive gain (loss) within the statements of changes in shareholders’ deficit.

The exchange rates used for foreign currency translation were as follows:

(1)	USD$1 = HKD

Period Covered	Balance Sheet Date Rates	Average Rates

Year ended December 31, 2022	7.8015	7.8306
Year ended December 31, 2021	7.7996	7.7727
Year ended December 31, 2020	7.7563	7.7563

(2)	USD$1 = RMB

Period Covered	Balance Sheet Date Rates	Average Rates

Year ended December 31, 2022	6.8972	6.7290
Year ended December 31, 2021	6.3726	6.4508
Year ended December 31, 2020	6.5286	6.9032

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through local authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

(3)	USD$1 = TWD

Period Covered	Balance Sheet Date Rates	Average Rates

Year ended December 31, 2022	30.7300	29.7963
Year ended December 31, 2021	27.7400	27.9366
Year ended December 31, 2020	28.0800	29.4568

Statements of Cash Flows

Statements of Cash Flows

In accordance with FASB ASC 830-230, “Statement of Cash Flows”, cash flows from the Company’s operations is calculated based upon the functional currency. As a result, amounts related to assets and liabilities reported on the statement of cash flows may not necessarily agree with changes in the corresponding balances on the balance sheet.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as operating environment changes. Significant estimates and assumptions by management include, among others, estimated life and impairment of long-lived assets, allowance for doubtful accounts, contingencies, valuation of inventories and income taxes including the valuation allowance for deferred tax assets.

While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company adopted ASC 820 “Fair Value Measurements,” which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosures requirements for fair value measures. Current assets and current liabilities qualified as financial instruments and management believes their carrying amounts are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and if applicable, their current interest rate is equivalent to interest rates currently available. The three levels are defined as follow:

Level 1:	Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2:	Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3:	Inputs to the valuation methodology are unobservable and significant to the fair value.

As of the balance sheet date, the estimated fair values of the financial instruments approximated their fair values due to the short-term nature of these instruments. Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates the hierarchy disclosures each year.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and cash in time deposits, certificates of deposit and all other highly liquid instruments with original maturities of three months or less.

Accounts Receivable

Accounts Receivable

Accounts receivable, net represent the amounts that the Company has an unconditional right to consideration, which are stated at the original amount less an allowance for doubtful receivables. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of operations and comprehensive income (loss). Delinquent account balances are written off against the allowance for doubtful accounts after management has determined that the likelihood of collection is remote. In circumstances in which the Company receives payment for accounts receivable that have previously been written off, the Company reverses the allowance and bad debt.

Inventory

Inventory

Inventories, consisting of raw materials, work-in-process, and finished goods are stated at the lower of cost or net realizable value utilizing the weighted average method.

Work-in-process inventoried costs on cultivating cordyceps includes direct materials, direct cultivating labor costs, and applicable overhead, which includes fringe benefits, cultivating related utility, and cultivating facilities management salaries and services. To the extent a material amounts of such costs are related to an abnormal event or are fixed costs not appropriately attributable to cordyceps cultivation, they are expensed in the current period rather than inventoried. Inventoried costs include amounts relating to cordyceps cultivation with long-term production cycles, a portion of which is not expected to be realized within one year.

The determination of net realizable value of long-term cordyceps cultivation costs is based upon quarterly reviews of costs incurred and estimated costs to complete the cultivating process. When costs incurred and the estimate to complete exceed the net realizable value of cordyceps cultivated, a loss provision is recorded.

The Company review and identify impaired inventory quarterly, including excess or obsolete inventory, based on expected production usage, abnormal production cycle. Impaired inventories are charged to cost of revenues in the period the impairment occurs. The allowance for inventory impairment are removed from the accounts when the relevant inventory is sold or disposed.

Property, Plant and Equipment

Property, Plant and Equipment

Property and equipment primarily consist of cultivation equipment, office equipment, furniture, tools and construction in progress. Cultivation equipment, office equipment, furniture and tools are stated at cost less accumulated depreciation less any provision required for impairment in value. Depreciation is computed using the straight-line method with residual value rate of 5% based on the estimated useful lives as follows:

Buildings and cultivation facilities	20 years (by local laws)
Machinery and equipment	3-10 years
Office equipment and furniture	The less of 5 years or lease term

The Company constructs its cultivation facilities, which is accounted for as construction in progress before completed. In addition to cost under the construction contracts, interest cost and external costs directly related to the construction of such facilities, including equipment installation and shipping costs, are capitalized.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statement of income.

Intangible assets, net

Intangible Assets, net

Purchased intangible assets are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method based on their estimated useful lives.

Impairment of long-lived assets

Impairment of Long-lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the period from May 4, 2020 (Inception) to December 31, 2020 and the year ended December 31, 2021. The Company recorded a fixed asset impairment of $1,177 in the year ended December 31, 2022.

Operating lease

Operating Lease

The Company leases are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. No impairment for right-of-use lease assets incurred in the period from May 4, 2020 (Inception) to December 31, 2020 and the years ended December 31, 2021 and 2022.

Research & Development Expenses

Research & Development Expenses

Research and development expenses relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed when incurred in accordance with the FASB ASC 730, “Research and Development.” Research and development costs were $118,444, $25,052 and $0 for the years ended December 31, 2022 and 2021, and the period from May 4, 2020 (Inception) to December 31, 2020, respectively.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

ASC 220 “Comprehensive Income” established standards for reporting and display of comprehensive income/loss, its components and accumulated balances. Components of comprehensive income/loss include net income/loss and foreign currency translation adjustments. The component of accumulated other comprehensive income (loss) consisted of foreign currency translation adjustments.

Revenue Recognition

Revenue Recognition

The Company adopted ASC 606 upon inception. Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

A performance obligation is a promise in a contract to transfer a distinct goods to the customer and is the unit of account in ASC 606. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised goods or services is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Revenue is recognized for sales of cordyceps at the point in time when the cordyceps are delivered to or picked up by, and accepted by customers. Costs accumulated during the cordyceps cultivating process are recognized as inventory; and charged to cost of goods sold upon cordyceps delivery to or pick up by customers.

The Company’s return policy allows for the return of damaged or defective products, and the Company absorbs the shipping fee for the return. The Management believes the return is immaterial because the customers inspect and accept the goods upon delivery or pick up. There were no return in the period from May 4, 2020 (Inception) to December 31, 2020 and the years ended December 31, 2021 and 2022.

Payments for cordyceps sales received in advance in accordance to the contract is recognized as deferred revenues when received.

In 2020, the Company occasionally provided one customer with training service to lean Cordyceps related knowledge and preliminary artificial cultivation technology. The customer wished to cooperate with the Company to join the Cordyceps artificial cultivation field. The Company recognizes training service revenue for cordyceps cultivation service over time as performance obligations are satisfied over the life of the service. This was a one time transaction. The Company does not intend and has not provided such training service after that. The Management does not consider training service constitute a reportable segment in accordance with ASC 280, “Segment Reporting”.

Income Taxes

Income Taxes

The Company accounts for income taxes under the provision of FASB ASC 740-10, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Earnings per share

Earnings per share

Basic earnings per ordinary share is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders by the sum of the weighted average number of ordinary share outstanding and of potential ordinary share (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. For the period from May 4, 2020 (Inception) to December 31, 2020 and the years ended December 31, 2021 and 2022, the Company had no dilutive stocks.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments the Company holds that are subject to concentrations of credit risk are cash, restricted cash, notes receivables and accounts receivable arising from its normal business activities. The Company places its cash and restricted cash in what it believes to be credit-worthy financial institutions. The Company routinely assesses the credit status of its customers and, based upon factors surrounding the credit risks, establishes an allowance, if required, for uncollectible accounts. The company believes its accounts receivable and others receivable credit risk exposure beyond such allowance is limited.

Related Parties Transactions

Related Parties Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered as a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts of related party transactions due to their related party nature.

Segment Reporting

Segment Reporting

ASC 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s chief operating decision maker organizes segments within the Company for making operating decisions assessing performance and allocating resources. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

Management determined the Company’s operations constitute a single reportable segment in accordance with ASC 280. The Company operates exclusively in one business and industry segment: cultivating and sales of cordyceps.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470- 20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815- 40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020- 06”), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. This ASU (1) simplifies the accounting for convertible debt instruments and convertible preferred stock by removing the existing guidance in ASC 470-20, Debt: Debt with Conversion and Other Options, that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock; (2) revises the scope exception from derivative accounting in ASC 815-40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification; and (3) revises the guidance in ASC 260, Earnings Per Share, to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted method. In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares. For SEC filers, excluding smaller reporting companies, ASU 2020-06 is effective for fiscal years beginning after December 15, 2021 including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. For all other entities, ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Entities should adopt the guidance as of the beginning of the fiscal year of adoption and cannot adopt the guidance in an interim reporting period. The Company is currently evaluating the impact that ASU 2020-06 may have on its financial statements and related disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material impact on its the consolidated financial position, statements of operations and cash flows.